Risk and Capital Management: Financial Instruments - Disclosure of detailed information about financial assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Assets
Investments	$ 5,852
Warrants	182
Total	6,034
Liability
Derivative liability	425
Total	425
Level 1
Assets
Investments	2,040
Warrants	0
Total	2,040
Liability
Derivative liability	0
Total	0
Level 2
Assets
Investments	3,812
Warrants	182
Total	3,994
Liability
Derivative liability	425
Total	425
Level 3
Assets
Investments	0
Warrants	0
Total	0
Liability
Derivative liability	0
Total	$ 0